Financial risk management (Schedule of detailed information about maturity of trade payables) (Details) - Liquidity risk [Member] - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Trade payables	$ 287,575	$ 384,057
Less than 30 days past billing date [Member]
Disclosure of detailed information about financial instruments [line items]
Trade payables	287,575	384,057
31 to 90 days past billing date [Member]
Disclosure of detailed information about financial instruments [line items]
Trade payables	0	0
Over 90 days past billing date [Member]
Disclosure of detailed information about financial instruments [line items]
Trade payables	$ 0	$ 0